TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets
Allowance for credit loss	$ 100,603	$ 78,810
Reserve for inventory	909	4,580
Unutilized marketing expenditure	989
Operating lease liabilities	26,709	43,346
Net operating loss carried forward	233,046	383,524
Total deferred tax assets	362,256	510,260
Valuation allowance	(335,547)	(445,403)	$ (359,904)
Deferred tax assets, net of valuation allowance	26,709	64,857
Net off deferred tax liabilities	(21,096)	(17,272)
Deferred tax assets, net	5,613	47,585
Deferred tax liabilities
Finance lease	6,351
Right-of-use assets	21,709	17,350
Deferred tax liabilities	28,060	17,350
Net off deferred tax assets	(21,096)	(17,272)
Deferred tax liabilities, net	$ 6,964	$ 78